Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	December 31,
	2025	2024
	(U.S. $ in thousands)
Machinery and equipment	$149,191	$147,763
Buildings and improvements	188,309	179,977
Computer equipment and software	50,712	56,714
Office equipment, furniture and fixtures	12,314	14,056
Land	18,572	18,867
	419,098	417,377
Accumulated depreciation and amortization and impairment	(229,948)	(237,658)
	189,150	179,719
Construction work in progress	3,416	4,660
	$192,566	$184,379